Note 5 - Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
(Dollars in thousands)				December 31,
	Estimated Useful Lives (in years)			2012	2011

Land				$7,867	$7,520
Furniture and equipment	3	-	10	3,751	4,743
Buildings and improvements	5	-	40	15,591	15,017
Construction in process				84	592
				27,293	27,872
Less accumulated depreciation				(5,640)	(5,895)
				$21,653	$21,977

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$400,000
2014	403,000
2015	404,000
2016	195,000
2017	179,000

Total	$1,581,000